Commitments (Details) - USD ($)	Mar. 30, 2024	Mar. 19, 2024	Jan. 15, 2024
Commitments [Line Items]
Percentage of royalties	3.00%	3.00%	2.50%
Annual license fee	$ 25,000	$ 25,000
Payment from company	600,000	600,000
Bottom of range [Member]
Commitments [Line Items]
Annual license fee	35,000	35,000
Top of range [Member]
Commitments [Line Items]
Annual license fee	50,000	50,000
Yissum Research Development Company [Member]
Commitments [Line Items]
Payment from company	$ 400,000	$ 400,000